Consolidated Statements of Financial Position - CAD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Current assets
Cash	$ 5,464	$ 0
Trade and other receivables	228,485	173,409
Financial derivatives	10,105	8,654
Total current assets	244,054	182,063
Non-current assets
Exploration and evaluation assets	168,684	172,824
Oil and gas properties	4,620,766	4,464,371
Other plant and equipment	6,568	7,121
Lease assets	6,453	8,264
Deferred income tax asset	57,244	0
Total assets	5,103,769	4,834,643
Trade and other payables	272,195	190,692
Current liabilities
Trade and other payables	272,195	190,692
Financial derivatives	0	134,020
Less current portion of lease obligations	3,521	2,938
Less current portion of asset retirement obligations	12,813	11,080
Total current liabilities	288,529	338,730
Non-current liabilities
Other payables	9,209	0
Credit facilities	383,031	505,171
Long-term notes	547,598	874,527
Lease obligations	3,017	4,827
Asset retirement obligations	576,110	732,603
Deferred income tax liability	265,858	167,456
Total liabilities	2,073,352	2,623,314
SHAREHOLDERS’ EQUITY
Shareholders' capital	5,499,664	5,736,593
Contributed surplus	89,879	13,559
Accumulated other comprehensive income	756,195	632,103
Deficit	(3,315,321)	(4,170,926)
Total shareholders' equity	3,030,417	2,211,329
Total liabilities and shareholders' equity	$ 5,103,769	$ 4,834,643